CONSOLIDATED STATEMENTS OF SHAREHOLDERS ' EQUITY - USD ($) $ in Thousands	Total	Cumulative-effect adjustment upon adoption of New Revenue Standard [Member]	Class A Ordinary Shares [Member]	Class B Ordinary Shares [Member]	Common Stock [Member] Class A Ordinary Shares [Member]	Common Stock [Member] Class B Ordinary Shares [Member]	Additional Paid-in Capital [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Accumulated Losses [Member]	Accumulated Losses [Member] Cumulative-effect adjustment upon adoption of New Revenue Standard [Member]	Participation Interest [Member]
BEGINNING BALANCE at Dec. 31, 2017	$ 740,043	$ (3,332)			$ 18		$ 1,512,705	$ 488	$ (773,168)	$ (3,332)
BEGINNING BALANCE (in shares) at Dec. 31, 2017					181,279,400
Net loss for the year	(20,745)				$ 0	$ 0	0	0	(21,598)		$ 853
Foreign currency translation adjustments	(18,774)				0	0	0	(14,551)	0		(4,223)
Exchange of Class A ordinary shares to Class B ordinary shares	0				$ (7)	$ 7	0	0	0		0
Exchange of Class A ordinary shares to Class B ordinary shares, shares			72,511,760	72,511,760	(72,511,760)	72,511,760
Shares issued, net of offering expenses	399,209				$ 13	$ 0	399,196	0	0		0
Shares issued, net of offering expenses, shares					133,050,376	0
Participation Interest resulted from Organizational Transactions and the Offering (as described in Note 1)	0				$ 0	$ 0	(256,299)	0	0		256,299
ENDING BALANCE at Dec. 31, 2018	1,096,401				$ 24	$ 7	1,655,602	(14,063)	(798,098)		252,929
ENDING BALANCE (in shares) at Dec. 31, 2018					241,818,016	72,511,760
Net loss for the year	43,629				$ 0	$ 0	0	0	33,564		10,065
Foreign currency translation adjustments	18,629				0	0	0	14,332	0		4,297
ENDING BALANCE at Dec. 31, 2019	1,158,659				$ 24	$ 7	1,655,602	269	(764,534)		267,291
ENDING BALANCE (in shares) at Dec. 31, 2019					241,818,016	72,511,760
Net loss for the year	(405,092)				$ 0	$ 0	0	0	(321,626)		(83,466)
Foreign currency translation adjustments	15,208				0	0	0	11,607	0		3,601
Shares issued, net of offering expenses	498,948				$ 13	$ 0	498,935	0	0		0
Shares issued, net of offering expenses, shares					128,534,684	0
Change in Participation Interest resulted from Private Placements	0				$ 0	$ 0	(20,310)	0	0		20,310
ENDING BALANCE at Dec. 31, 2020	$ 1,267,723				$ 37	$ 7	$ 2,134,227	$ 11,876	$ (1,086,160)		$ 207,736
ENDING BALANCE (in shares) at Dec. 31, 2020					370,352,700	72,511,760